Cover Page Cover Page	Oct. 13, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	CATERPILLAR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-768
Entity Tax Identification Number	37-0602744
Entity Address, Address Line One	5205 N. O'Connor,
Entity Address, Address Line Two	Suite 100,
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	891-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000018230
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	CAT
Security Exchange Name	NYSE
8% Debentures Due February 15, 2023
Entity Information [Line Items]
Title of 12(b) Security	8% Debentures due February 15, 2023
Trading Symbol	CAT23
Security Exchange Name	NYSE
5.3% Debentures Due September 15, 2035
Entity Information [Line Items]
Title of 12(b) Security	5.3% Debentures due September 15, 2035
Trading Symbol	CAT35
Security Exchange Name	NYSE